Restricted Net Assets - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Percentage of annual appropriations net of tax income prior to payment of dividends as the statutory general reserve	10.00%
Restricted net assets	¥ 3,634,673
Percentage of restricted net assets	60.70%